2. Net Income (Loss) Per Share	3 Months Ended
Jun. 30, 2011
Earnings Per Share Reconciliation Disclosure
2.             Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) by the average number of common shares outstanding during the period.

Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares that would be outstanding if all convertible securities were converted into common stock.

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except per share amounts):

	Three Months Ended
	June 30,
	2011	2010

Net income (loss)	$(575)	$19,790
Weighted average number of common shares outstanding	11,646	11,642
Basic net income (loss) per share	$(0.05)	$1.70
Weighted average number of common shares outstanding	11,646	11,642
Effect of dilutive securities:
Employee stock options	—	4
Denominator for diluted net income (loss) per share	11,646	11,646
Diluted net income (loss) per share	$(0.05)	$1.70

The Company has excluded options for the purchase of 4,000 shares of common stock from the calculation of diluted net (loss) per share for the three month period ended June 30, 2011, because such securities were anti-dilutive.